Condensed Consolidated Statements of Equity - USD ($)		Total	Share Capital [Member]	Reserves [Member]	Share Subscription Proceeds [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]
Balance at Sep. 30, 2019		$ 4,592,720	$ 6,453,039	$ 1,387,846	$ 30,456	$ (231,151)	$ (3,047,470)
Balance, shares at Sep. 30, 2019	[1]		667,069
Share-based payments		4,175		4,175
Adjustment on cancelation of stock options				(199,898)			199,898
Net loss		(1,249,202)					(1,249,202)
Other comprehensive income		(39,084)				(39,084)
Balance at Sep. 30, 2020		3,308,609	$ 6,453,039	1,192,123	30,456	(270,235)	(4,096,774)
Balance, shares at Sep. 30, 2020	[1],[2]		667,069
Share-based payments		2,401		2,401
Shares issued for services		54,958	$ 54,958
Shares issued for services, shares	[2]		19,270
Net loss		(460,316)					(460,316)
Other comprehensive income		245,969				245,969
Balance at Jun. 30, 2021		3,151,621	$ 6,507,997	1,194,524	30,456	(24,266)	(4,557,090)
Balance, shares at Jun. 30, 2021	[3]		686,339
Balance at Sep. 30, 2020		3,308,609	$ 6,453,039	1,192,123	30,456	(270,235)	(4,096,774)
Balance, shares at Sep. 30, 2020	[1],[2]		667,069
Share-based payments		2,870		2,870
Adjustment on cancelation of stock options				(23,062)			23,062
Net loss		(1,245,057)					(1,245,057)
Other comprehensive income		141,703				141,703
Acquisition of property		2,468,750	$ 2,468,750
Acquisition of property, shares	[1]		416,666
Acquisition of property - warrants		1,180,718		1,180,718
Share issuance costs		54,958	$ 54,958
Shares issued for service, shares	[1]		19,271
Balance at Sep. 30, 2021		5,912,551	$ 8,976,747	2,352,649	30,456	(128,532)	(5,318,769)
Balance, shares at Sep. 30, 2021	[1],[2]		1,103,006
Balance at Mar. 31, 2021		3,219,826	$ 6,473,147	1,194,038	30,456	(73,685)	(4,404,130)
Balance, shares at Mar. 31, 2021	[3]		678,006
Share-based payments		486		486
Shares issued for services		34,850	$ 34,850
Shares issued for services, shares	[3]		8,333
Net loss		(152,960)					(152,960)
Other comprehensive income		49,419				49,419
Balance at Jun. 30, 2021		3,151,621	$ 6,507,997	1,194,524	30,456	(24,266)	(4,557,090)
Balance, shares at Jun. 30, 2021	[3]		686,339
Balance at Sep. 30, 2021		5,912,551	$ 8,976,747	2,352,649	30,456	(128,532)	(5,318,769)
Balance, shares at Sep. 30, 2021	[1],[2]		1,103,006
Share-based payments		604,861		604,861
Private placements		8,112,340	$ 7,367,224	745,116
Private placements, shares	[2]		829,594
Net loss		(1,729,012)					(1,729,012)
Other comprehensive income		(266,122)				(266,122)
Share issuance costs		(1,079,928)	(1,962,900)	882,972
Balance at Jun. 30, 2022		11,554,690	$ 14,381,071	4,585,598	30,456	(394,654)	(7,047,781)
Balance, shares at Jun. 30, 2022	[3]		1,932,600
Balance at Mar. 31, 2022		12,709,919	$ 14,399,373	4,585,413	3,456	(18,845)	(6,286,478)
Balance, shares at Mar. 31, 2022	[3]		1,932,600
Share-based payments		185		185
Net loss		(761,303)					(761,303)
Other comprehensive income		(375,809)				(375,809)
Share issuance costs		(18,302)	(18,302)
Balance at Jun. 30, 2022		$ 11,554,690	$ 14,381,071	$ 4,585,598	$ 30,456	$ (394,654)	$ (7,047,781)
Balance, shares at Jun. 30, 2022	[3]		1,932,600

[1]	The number of shares has been restated to reflect the 60:1 share consolidation (Note 1).
[2]	The number of shares has been restated to reflect the 60:1 share consolidation (Note 1)
[3]	The number of shares has been restated to reflect the 60:1 share consolidation (Note 1)